Per Share Data (Computations of Basic Earnings Per Share and Diluted Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic Earnings per Share:
Net Income	$ 6,532	$ 6,194	$ 6,292	$ 5,967	$ 5,602	$ 5,573	$ 5,167	$ 4,864	$ 4,645	$ 12,341	$ 11,569	$ 24,055	$ 20,249	$ 13,405
Weighted Average Shares Outstanding	12,666,315			12,627,715						12,654,146	12,614,075	12,622,049	12,581,646	11,098,836
Basic Earnings per Share	$ 0.52	$ 0.49	$ 0.50	$ 0.47	$ 0.44	$ 0.44	$ 0.41	$ 0.39	$ 0.37	$ 0.98	$ 0.92	$ 1.91	$ 1.61	$ 1.21
Diluted Earnings per Share:
NET INCOME	$ 6,532	$ 6,194	$ 6,292	$ 5,967	$ 5,602	$ 5,573	$ 5,167	$ 4,864	$ 4,645	$ 12,341	$ 11,569	$ 24,055	$ 20,249	$ 13,405
Weighted Average Shares Outstanding	12,666,315			12,627,715						12,654,146	12,614,075	12,622,049	12,581,646	11,098,836
Stock Options, Net	16,812			10,811						17,560	14,003	15,694	6,102	6,051
Diluted Weighted Average Shares Outstanding	12,683,127			12,638,526						12,671,706	12,628,078	12,637,743	12,587,748	11,104,887
Diluted Earnings per Share	$ 0.52	$ 0.49	$ 0.50	$ 0.47	$ 0.44	$ 0.44	$ 0.41	$ 0.39	$ 0.37	$ 0.97	$ 0.92	$ 1.90	$ 1.61	$ 1.21